Foreign Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effects Of Changes In Foreign Exchange Rates [Abstract]
Unrealized foreign exchange loss (gain)	$ 153,930	$ (14,300)
Realized foreign exchange loss	1,965	3,452
Foreign exchange loss (gain)	$ 155,895	$ (10,848)